Transactions and Balances with Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	May 10, 2017	Apr. 19, 2017	Mar. 21, 2017	Jan. 17, 2017	Apr. 20, 2017	Jan. 27, 2016	Dec. 31, 2015	Dec. 31, 2015	Jul. 20, 2015	Feb. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 29, 2015
Statement Line Items [Line Items]
Ordinary shares issued														7,671,089
Grant of stock options				75,000
Exercisable into ordinary shares									1,600,000
Share options exercisable into ordinary shares	25,000		25,000	75,000					1,600,000
Weighted average exercise price of share options exercisable													$ 1.65
Directors [Member]
Statement Line Items [Line Items]
Ordinary shares issued						3,746,161
Grant of stock options		275,000					250,000						250,000
Exercise of warrants						3,746,161
Share options exercisable into ordinary shares		275,000					250,000						250,000
Avi Reichental [Member]
Statement Line Items [Line Items]
Grant of stock options					275,000
Share options exercisable into ordinary shares					275,000
Mr. Shrem [Member]
Statement Line Items [Line Items]
Percentage of position									75.00%
Four Directors [Member]
Statement Line Items [Line Items]
Grant of stock options									760,000
Chairman [Member]
Statement Line Items [Line Items]
Grant of stock options									400,000
Exercisable into ordinary shares									760,000
NIS [Member]
Statement Line Items [Line Items]
Monthly salary									$ 37	$ 75
Increased total salaries										10
Fund raising amount										$ 8,000
Percentage of capacity employment										40.00%
Grant of stock options										370,878
Consideration amount						$ 3,242
Weighted average exercise price of share options exercisable											$ 1.84	$ 1.65
NIS [Member] | Directors [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable		$ 6.5			$ 6.75			$ 9					$ 9
NIS [Member] | Avi Reichental [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable					$ 6.5
NIS [Member] | Mr. Shrem [Member]
Statement Line Items [Line Items]
Monthly salary									$ 30
Private Placement [Member]
Statement Line Items [Line Items]
Ordinary shares issued										285,715